Finance Income (Expenses), Net - Schedule of Finance Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finance Income (Expenses), Net [Abstract]
Revaluation of marketable securities		$ (1,022)	$ (1,531)
Bank account management fees and commissions	(27)	(4)	(11)
Exchange rate differences	(26)	(32)	(16)
Issuance costs	(31)
Interest expenses	(28)
Total finance expenses	(112)	(1,058)	(1,558)
Revaluation of warrants to purchase ADS’s	926		1,054
Revaluation of marketable securities	167
Interest income	34	41	36
Total finance income	1,127	41	1,090
Finance income (expenses), net	$ 1,015	$ (1,017)	$ (468)